Subsequent Events - Additional Information (Detail) - USD ($)		1 Months Ended		3 Months Ended		12 Months Ended
	Aug. 28, 2020	May 31, 2020	Feb. 29, 2020	Jun. 30, 2020	Mar. 31, 2020	Dec. 31, 2019	Dec. 31, 2018	Sep. 08, 2020
Series C Preferred Stock [Member]
Subsequent Event [Line Items]
Number of new stock issued		1,342,750	170,000			628,719	4,411,048
Shares issued, price per share		$ 100	$ 75			$ 75.00	$ 65.00
Proceeds from stock issuance		$ 134,275,000	$ 12,750,000			$ 47,154,000	$ 286,718,000
Convertible Preferred Stock [Member]
Subsequent Event [Line Items]
Preferred stock conversion basis						8.8
Subsequent Event [member] | Series C Preferred Stock [Member]
Subsequent Event [Line Items]
Number of new stock issued				1,342,750	170,000
Shares issued, price per share				$ 100	$ 75
Proceeds from stock issuance				$ 134,275	$ 12,750,000
Subsequent Event [member] | Convertible Preferred Stock [Member]
Subsequent Event [Line Items]
Preferred stock conversion basis	8.8
Secured Promissory Notes [Member]
Subsequent Event [Line Items]
Debt Instrument, Interest Rate, Stated Percentage						1.60%
Secured Promissory Notes [Member] | Subsequent Event [member] | Chief Financial Officer [Member]
Subsequent Event [Line Items]
Debt Instrument, face amount								$ 497,000
Secured Promissory Notes [Member] | Minimum [Member] | Subsequent Event [member]
Subsequent Event [Line Items]
Debt Instrument, Interest Rate, Stated Percentage								1.50%
Secured Promissory Notes [Member] | Maximum [Member] | Subsequent Event [member]
Subsequent Event [Line Items]
Debt Instrument, Interest Rate, Stated Percentage								1.60%